Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Net operating loss (in Dollars)	$ 6,393,932
Federal income tax rate, percentage	21.00%	21.00%